Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4 - CASH AND CASH EQUIVALENTS

	December 31
	2024	2023
Composition:

Cash available for immediate withdrawal - in USD	1,585	58
Cash available for immediate withdrawal - in New Israeli Shekel (“NIS”)	1,569	510
Cash available for immediate withdrawal - in Euros	24	-
	3,178	568